LoCorr Dynamic Equity Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS: 75.88%
Aerospace & Defense: 0.11%
Saab AB (a)(b)	676	$19,965

Agriculture: 0.13%
British American Tobacco PLC (b)	611	21,898

Airlines: 3.60%
Allegiant Travel Co.	3,694	442,540
SkyWest, Inc.	2,529	75,516
Spirit Airlines, Inc. (a)	7,104	114,375
		632,431
Auto Manufacturers: 0.36%
Daimler AG (b)	373	20,132
Honda Motor Co. Ltd. (b)	800	18,763
Tesla Motors, Inc. (a)	56	24,024
		62,919
Auto Parts & Equipment: 0.25%
Allison Transmission Holdings, Inc.	618	21,717
Nisshinbo Holdings, Inc. (b)	3,200	21,694
		43,411
Banks: 1.32%
Associated Banc-Corp.	1,602	20,217
Banca Mediolanum SpA (b)	3,066	22,108
Bank of America Corp.	3,600	86,724
First Horizon National Corp.	2,234	21,067
Nordea Bank ABP (a)(b)	1,512	11,500
PacWest Bancorp	1,230	21,008
Raiffeisen Bank International AG (a)(b)	275	4,214
Seven Bank Ltd. (b)	1,600	3,869
TCF Financial Corp.	870	20,323
Wintrust Financial Corp.	522	20,906
		231,936
Biotechnology: 0.40%
Acceleron Pharma, Inc. (a)	212	23,856
Exelixis, Inc. (a)	937	22,910
Genmab A/S (a)(b)	55	19,922
Incyte Corp. (a)	45	4,038
		70,726
Building Materials: 0.35%
Armstrong World Industries, Inc.	299	20,574
Carrier Global Corp.	692	21,134
LIXIL Group Corp. (b)	1,000	20,007
		61,715
Chemicals: 1.29%
Akzo Nobel NV (b)	214	21,683
Brenntag AG (b)	370	23,556
LANXESS AG (b)	354	20,317
Mitsui Chemicals, Inc. (b)	700	16,832
Mosaic Co.	1,309	23,915
Nitto Denko Corp. (b)	300	19,457
Olin Corp.	1,904	23,572
Valvoline, Inc.	1,025	19,516
W R Grace & Co.	483	19,460
Wacker Chemie AG (b)	245	23,813
Yara International ASA (b)	363	13,991
		226,112
Commercial Services: 6.28%
ADT, Inc.	2,391	19,535
AMN Healthcare Services, Inc. (a)	1,601	93,594
Chegg, Inc. (a)	305	21,789
Euronet Worldwide, Inc. (a)	225	20,498
Insperity, Inc.	7,707	504,731
Korn/Ferry International	8,158	236,582
ManpowerGroup, Inc.	275	20,166
MarketAxess Holdings, Inc.	42	20,227
Nielsen Holdings PLC (b)	9,729	137,957
Persol Holdings Co. Ltd. (b)	1,300	20,992
TechnoPro Holdings, Inc. (b)	100	6,182
		1,102,253
Computers: 1.35%
Atos SE (a)(b)	246	19,844
DXC Technology Co.	422	7,533
Lenovo Group Ltd. (b)	30,000	19,781
Logitech International SA (b)	312	24,281
Pure Storage, Inc. (a)	1,398	21,515
Science Applications International Corp.	115	9,018
Western Digital Corp.	3,684	134,650
		236,622
Distribution/Wholesale: 0.44%
Bunzl PLC (b)	746	24,132
Marubeni Corp. (b)	3,300	18,602
PALTAC Corp. (b)	300	15,105
Univar Solutions, Inc. (a)	1,188	20,053
		77,892
Diversified Financial Services: 13.39%
1st Pacific Capital Corp. (b)	76,000	20,593
Ally Financial, Inc.	3,682	92,308
Ashmore Group PLC (b)	4,454	20,587
Capital One Financial Corp.	6,487	466,156
Credit Acceptance Corp. (a)	2,441	826,620
Discover Financial Services	3,610	208,586
DWS Group GmbH & Co. KGaA (b)	595	20,506
Evercore Partners, Inc.	441	28,868
Fuyo General Lease Co. Ltd. (b)	300	18,489
Hargreaves Lansdown PLC (b)	1,057	21,304
Hong Kong Exchanges & Clearing Ltd. (b)	400	18,673
Ninety One PLC (a)(b)	8,627	22,709
Santander Consumer USA Holdings, Inc.	1,120	20,373
Standard Life Aberdeen PLC (b)	7,234	21,096
Stifel Financial Corp.	10,352	523,397
Zenkoku Hosho Co. Ltd. (b)	500	19,604
		2,349,869
Electric: 0.63%
EDP Renovaveis SA (b)	1,424	23,608
Electricite de France SA (b)	2,000	21,165
Endesa SA (b)	609	16,301
Hawaiian Electric Industries, Inc.	598	19,877
IDACORP, Inc.	273	21,813
Kyushu Electric Power Co., Inc. (b)	900	8,167
		110,931
Electrical Components & Equipment: 0.94%
Acuity Brands, Inc.	548	56,088
Energizer Holdings, Inc.	508	19,883
Furukawa Electric Co. Ltd. (b)	900	21,351
Johnson Electric Holdings Ltd. (b)	11,000	23,874
Legrand SA (b)	291	23,262
Varta AG (a)(b)	144	20,226
		164,684
Electronics: 0.49%
Anritsu Corp. (b)	900	20,421
Avnet, Inc.	857	22,145
FLIR Systems, Inc.	568	20,363
National Instruments Corp.	651	23,240
		86,169
Engineering & Construction: 7.07%
Eiffage SA (a)(b)	220	18,009
Frontdoor, Inc. (a)	14,854	577,969
Kyudenko Corp. (b)	700	20,144
MasTec, Inc. (a)	14,272	602,279
Nippo Corp. (b)	800	22,028
		1,240,429
Entertainment: 1.90%
Red Rock Resorts, Inc.	7,495	128,165
Sankyo Co. Ltd. (b)	800	20,898
Vail Resorts, Inc.	864	184,870
		333,933
Environmental Control: 0.12%
Clean Harbors, Inc. (a)	368	20,619

Food: 1.96%
Beyond Meat, Inc. (a)	141	23,414
Carrefour SA (b)	1,252	20,059
Chocoladefabriken Lindt & Spruengli AG (b)	2	16,883
Colruyt (b)	368	23,886
Ezaki Glico Co. Ltd. (b)	400	17,883
Flowers Foods, Inc.	849	20,656
Glanbia PLC (b)	1,907	19,698
Hershey Co.	145	20,784
Koninklijke Ahold Delhaize NV (b)	780	23,092
Leroy Seafood Group ASA (b)	2,650	15,228
MEIJI Holdings Co. Ltd. (b)	200	15,247
Nichirei Corp. (b)	700	18,472
Suedzucker AG (b)	1,072	20,738
Sysco Corp.	346	21,528
Tate & Lyle PLC (b)	1,648	14,146
Uni-President China Holdings Ltd. (b)	10,000	9,135
US Foods Holding Corp. (a)	902	20,042
Yaoko Co. Ltd. (b)	300	22,216
		343,107
Gas: 0.37%
Enagas SA (b)	935	21,591
Italgas SpA (b)	3,712	23,436
UGI Corp.	613	20,217
		65,244
Hand & Machine Tools: 0.12%
Schindler Holding AG (b)	79	21,494

Healthcare - Products: 0.41%
DiaSorin SpA (b)	117	23,581
IDEXX Laboratories, Inc. (a)	61	23,980
Insulet Corp. (a)	102	24,132
		71,693
Healthcare - Services: 0.57%
Centene Corp. (a)	192	11,199
Chemed Corp.	41	19,694
Fresenius Medical Care AG & Co. KGaA (b)	243	20,519
Molina Healthcare, Inc. (a)	128	23,429
Teladoc, Inc. (a)	110	24,117
		98,958
Holding Companies-Diversified: 0.41%
Pershing Square Tontine Holdings Ltd. (a)	2,435	55,250
Swire Pacific Ltd. (b)	20,000	16,568
		71,818
Home Furnishings: 0.39%
JS Global Lifestyle Co. Ltd. (b)	11,000	19,729
SEB SA (b)	122	19,868
Sony Corp. (b)	100	7,616
Tempur Sealy International, Inc. (a)	237	21,138
		68,351
Household Products & Wares: 0.19%
Reynolds Consumer Products, Inc.	430	13,166
Spectrum Brands Holdings, Inc.	355	20,292
		33,458
Insurance: 1.95%
Admiral Group PLC (b)	694	23,382
CNP Assurances (a)(b)	452	5,660
Dai-ichi Life Holdings, Inc. (b)	1,300	18,206
Direct Line Insurance Group PLC (b)	5,778	20,086
Erie Indemnity Co.	95	19,977
Gjensidige Forsikring ASA (b)	1,152	23,392
Mapfre SA (b)	13,067	20,484
NMI Holdings, Inc. (a)	2,658	47,312
NN GROUP NV (b)	569	21,381
Old Republic International Corp.	5,277	77,783
Primerica, Inc.	175	19,799
Sompo Holdings, Inc. (b)	100	3,441
T&D Holdings, Inc. (b)	2,200	21,528
UnipolSai Assicurazioni SpA (b)	7,630	19,913
		342,344
Internet: 3.32%
Adevinta ASA (a)(b)	1,306	22,445
Auto Trader Group PLC (b)	2,780	20,196
EBAY, Inc.	392	20,423
Etsy, Inc. (a)	165	20,069
Facebook, Inc. (a)	530	138,807
GMO Internet, Inc. (b)	800	20,792
GoDaddy, Inc. (a)	293	22,259
IAC/InterActiveCorp. (a)	166	19,883
Magnite, Inc. (a)	5,670	39,378
Match Group, Inc. (a)	186	20,581
Pinterest, Inc. (a)	3,704	153,753
SMS Co. Ltd. (b)	700	20,177
TripAdvisor, Inc.	940	18,415
VeriSign, Inc. (a)	114	23,353
Wayfair, Inc. (a)	75	21,826
		582,357
Investment Companies: 0.14%
Kinnevik AB (b)	593	24,145

Iron/Steel: 0.12%
Evraz PLC (b)	4,716	20,970

Leisure Time: 2.10%
Norwegian Cruise Line Holdings Ltd. (a)(b)	8,099	138,574
Peloton Interactive, Inc. (a)	238	23,619
Polaris Industries, Inc.	220	20,755
Royal Caribbean Cruises Limited (b)	2,138	138,393
Vista Outdoor, Inc. (a)	2,353	47,483
		368,824
Lodging: 0.33%
Wynn Resorts Ltd.	800	57,448

Machinery - Construction & Mining: 0.32%
Epiroc AB (b)	1,668	23,225
Tadano Ltd. (b)	2,400	19,662
Weir Group PLC (b)	780	12,606
		55,493
Machinery - Diversified: 0.56%
CNH Industrial NV (a)(b)	2,677	20,866
GEA Group AG (b)	656	23,082
GrafTech International Ltd.	3,120	21,341
KION Group AG (b)	250	21,450
Zardoya Otis SA (b)	1,902	11,618
		98,357
Media: 3.78%
News Corporation	1,439	20,175
Nexstar Broadcasting Group, Inc.	7,151	643,089
		663,264
Mining: 0.58%
Boliden AB (b)	673	20,042
Freeport-McMoRan, Inc.	1,476	23,085
KAZ Minerals PLC (b)	2,966	20,054
Rio Tinto PLC (b)	332	19,944
Royal Gold, Inc.	154	18,506
		101,631
Miscellaneous Manufacturing: 0.33%
Alfa Laval AB (a)(b)	883	19,601
Knorr-Bremse (b)	170	20,059
Toshiba Corp. (b)	700	17,728
		57,388
Oil & Gas: 1.19%
Apache Corp.	11,763	111,396
DCC PLC (b)	258	20,001
Delek Group Ltd. (a)(b)	453	8,811
Helmerich & Payne, Inc.	3,948	57,838
Kosmos Energy Ltd.	11,213	10,939
		208,985
Oil & Gas Services: 0.32%
National Oilwell Varco, Inc.	6,268	56,788

Packaging & Containers: 0.24%
FP Corp. (b)	400	16,802
O-I Glass, Inc.	2,418	25,606
		42,408
Pharmaceuticals: 1.67%
Alkermes PLC (a)(b)	636	10,538
Cardinal Health, Inc.	421	19,766
DexCom, Inc. (a)	51	21,024
Hikma Pharmaceuticals PLC (b)	636	21,288
Ipsen SA (b)	191	20,054
McKesson Corp.	133	19,808
Mochida Pharmaceutical Co. Ltd. (b)	500	19,698
Mylan NV (a)(b)	3,760	55,761
Novartis AG (b)	249	21,603
Ono Pharmaceutical Co. Ltd. (b)	700	21,930
Premier, Inc.	659	21,635
Roche Holding AG (b)	63	21,628
Takeda Pharmaceutical Co. Ltd. (b)	500	17,750
		292,483
Private Equity: 0.25%
EQT AB (b)	1,113	21,649
Partners Group Holding AG (b)	24	22,086
		43,735
Real Estate: 0.50%
Deutsche Wohnen SE (b)	462	23,124
Frasers Property Ltd. (b)	27,400	23,284
Hysan Development Co. Ltd. (b)	7,000	20,910
Nomura Real Estate Holdings, Inc. (b)	1,100	20,797
		88,115
Retail: 8.71%
Bic Camera, Inc. (b)	1,900	20,988
Bloomin' Brands, Inc.	3,655	55,812
CarMax, Inc. (a)	3,612	331,979
Carvana Co. (a)	105	23,421
Cheesecake Factory, Inc.	891	24,716
Children's Place, Inc.	2,892	81,988
Cosmos Pharmaceutical Corp. (b)	100	17,399
Floor & Decor Holdings, Inc. (a)	3,252	243,250
Izumi Co. Ltd. (b)	500	18,134
Jack in the Box, Inc.	1,092	86,607
K's Holdings Corp. (b)	1,500	20,196
lululemon athletica, Inc. (a)	495	163,038
Nitori Holdings Co. Ltd. (b)	100	20,718
Nu Skin Enterprises, Inc.	434	21,739
RH (a)	153	58,541
Signet Jewelers Ltd. (b)	4,887	91,387
Sugi Holdings Co. Ltd. (b)	300	21,163
Ulta Beauty, Inc. (a)	908	203,374
Zalando SE (a)(b)	255	23,888
		1,528,338
Savings & Loans: 0.12%
Sterling Bancorp.	1,945	20,461

Semiconductors: 0.14%
STMicroelectronics NV (b)	774	23,830

Software: 1.98%
Alteryx, Inc. (a)	38	4,315
Autodesk, Inc. (a)	85	19,636
Box, Inc. (a)	1,238	21,492
Change Healthcare, Inc. (a)	8,076	117,183
Datadog, Inc. (a)	67	6,845
DeNA Co. Ltd. (b)	900	16,487
Micro Focus International PLC (a)(b)	6,267	19,901
Nemetschek SE (b)	54	3,957
Take-Two Interactive Software, Inc. (a)	691	114,167
Ubisoft Entertainment SA (a)(b)	253	22,858
		346,841
Telecommunications: 1.46%
1&1 Drillisch AG (b)	931	20,647
Arista Networks, Inc. (a)	100	20,693
Ciena Corp. (a)	496	19,686
KDDI Corp. (b)	700	17,629
Koninklijke KPN NV (b)	8,369	19,693
Nippon Telegraph & Telephone Corp. (b)	900	18,347
SoftBank Corp. (b)	1,700	18,980
Tele2 AB (b)	1,439	20,374
Verizon Communications, Inc.	973	57,884
Vonage Holdings Corp. (a)	4,156	42,516
		256,449
Textiles: 0.53%
Mohawk Industries, Inc. (a)	949	92,613

Transportation: 0.40%
Fukuyama Transporting Co. Ltd. (b)	400	19,381
Kerry Logistics Network Ltd. (b)	5,000	9,006
XPO Logistics, Inc. (a)	238	20,149
Yamato Holdings Co. Ltd. (b)	800	20,944
		69,480
TOTAL COMMON STOCKS (Cost $12,087,313)		13,311,384

PREFERRED STOCK: 0.13%
Porsche Automobil Holding SE (b)	376	22,439
TOTAL PREFERRED STOCK (Cost $20,876)		22,439

PUBLICLY TRADED PARTNERSHIP: 0.11%
Blackstone Group, Inc.	383	19,993
TOTAL PUBLICLY TRADED PARTNERSHIP (Cost $20,302)		19,993

REAL ESTATE INVESTMENT TRUSTS: 3.16%
Ascendas Real Estate Investment Trust (b)	8,500	20,175
Equity LifeStyle Properties, Inc.	344	21,087
Kimco Realty Corp.	16,346	184,056
Lamar Advertising Co.	66	4,367
Outfront Media, Inc.	1,364	19,846
Park Hotels & Resorts, Inc.	10,580	105,694
Regency Centers Corp.	4,252	161,661
Seritage Growth Properties (a)	2,794	37,580
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $573,657)		554,466

WARRANT: 0.01%
Pershing Square Tontine Holdings Ltd., Exercise Price: $23.00, 07/24/2025 (Acquired 07/22/2020 through 07/30/2020), Cost $2,014) (a)	359	2,574
TOTAL WARRANT (Cost $2,014)		2,574

SHORT TERM INVESTMENT: 9.79%
MONEY MARKET FUND: 9.79%
STIT-Government & Agency Portfolio, Institutional Class, 0.02% (c)	1,716,956	1,716,956
TOTAL MONEY MARKET FUND (Cost $1,716,956)		1,716,956
TOTAL SHORT TERM INVESTMENT (Cost $1,716,956)		1,716,956

TOTAL INVESTMENTS (Cost $14,421,118): 89.08%		15,627,812
Other Assets in Excess of Liabilities: 10.92% (d)		1,916,446
TOTAL NET ASSETS: 100.00%		$17,544,258

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2020.
(d)	Includes assets pledged as collateral for securities sold short and derivative instruments.

PLC	Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS: (30.90)%
Advertising: (0.04)%
WPP PLC (b)	(957)	$(7,508)

Aerospace & Defense: (0.30)%
General Dynamics Corp.	(60)	(8,306)
L3Harris Technologies, Inc.	(112)	(19,022)
Leonardo SpA (b)	(1,420)	(8,324)
Safran SA (a)(b)	(174)	(17,226)
		(52,878)
Agriculture: (0.12)%
Archer-Daniels-Midland Co.	(455)	(21,153)

Airlines: (0.23)%
Delta Air Lines, Inc.	(1,304)	(39,876)

Apparel: (0.40)%
Adidas AG (a)(b)	(68)	(22,013)
ASICS Corp. (b)	(300)	(4,164)
NIKE, Inc.	(189)	(23,727)
Ralph Lauren Corp.	(296)	(20,119)
		(70,023)
Auto Manufacturers: (0.69)%
General Motors Company	(722)	(21,364)
Nissan Motor Co. Ltd. (b)	(5,700)	(20,094)
PACCAR, Inc.	(231)	(19,700)
Subaru Corp. (b)	(900)	(17,340)
Traton SE (b)	(989)	(19,689)
Volvo AB (a)(b)	(1,171)	(22,627)
		(120,814)
Auto Parts & Equipment: (0.61)%
Aptiv PLC (b)	(217)	(19,895)
BorgWarner, Inc.	(565)	(21,888)
Bridgestone Corp. (b)	(500)	(15,726)
Denso Corp. (b)	(200)	(8,718)
Georg Fischer AG (b)	(20)	(20,824)
Koito Manufacturing Co. Ltd. (b)	(400)	(20,291)
		(107,342)
Banks: (1.68)%
Banco BPM SpA (a)(b)	(14,000)	(23,719)
Bank of East Asia Ltd. (b)	(9,607)	(17,652)
Barclays PLC (a)(b)	(17,096)	(21,533)
Barry Callebaut AG (b)	(8)	(17,788)
Commerzbank AG (a)(b)	(4,031)	(19,817)
Goldman Sachs Group, Inc.	(291)	(58,482)
Hang Seng Bank Ltd. (b)	(1,200)	(17,667)
Hiroshima Bank Ltd. (b)	(3,200)	(18,569)
HSBC Holdings PLC (b)	(5,218)	(20,300)
ING Groep NV (a)(b)	(2,873)	(20,403)
Kansai Mirai Financial Group, Inc. (b)	(4,900)	(20,025)
UniCredit SpA (a)(b)	(2,453)	(20,262)
Yamaguchi Financial Group, Inc. (b)	(2,800)	(18,133)
		(294,350)
Beverages: (0.57)%
Anheuser-Busch InBev SA/NV (b)	(385)	(20,866)
Asahi Group Holdings Ltd. (b)	(500)	(17,333)
Budweiser Brewing Co. APAC Ltd. (b)	(1,400)	(4,064)
Diageo PLC (b)	(653)	(22,329)
Heineken NV (b)	(221)	(19,661)
Vitasoy International Holdings Ltd. (b)	(4,000)	(15,510)
		(99,763)
Biotechnology: (0.21)%
Alnylam Pharmaceuticals, Inc. (a)	(118)	(17,181)
Gilead Sciences, Inc.	(296)	(18,704)
		(35,885)
Building Materials: (0.11)%
Cie de Saint-Gobain (a)(b)	(474)	(20,012)

Chemicals: (1.59)%
Air Products and Chemicals, Inc.	(72)	(21,446)
Air Water, Inc. (b)	(1,600)	(21,543)
Albemarle Corp.	(657)	(58,657)
BASF SE (b)	(343)	(20,904)
Covestro AG (b)	(448)	(22,245)
Croda International PLC (b)	(292)	(23,549)
Johnson Matthey PLC (b)	(599)	(18,218)
Linde PLC (b)	(83)	(19,765)
OCI Co. Ltd. (a)(b)	(1,451)	(18,663)
PPG Industries, Inc.	(173)	(21,120)
Tokai Carbon Co. Ltd. (b)	(2,200)	(23,405)
Zeon Corp. (b)	(800)	(8,352)
		(277,867)
Commercial Services: (1.14)%
Adecco Group AG (b)	(430)	(22,727)
Booz Allen Hamilton Holding Corp.	(691)	(57,339)
Edenred (b)	(434)	(19,540)
Equifax, Inc.	(141)	(22,123)
Randstad NV (b)	(397)	(20,727)
United Rentals, Inc. (a)	(329)	(57,411)
		(199,867)
Computers: (0.60)%
Accenture PLC (b)	(90)	(20,339)
Dell Technologies, Inc. (a)	(350)	(23,692)
HP, Inc.	(1,084)	(20,585)
International Business Machines Corp.	(165)	(20,076)
Leidos Holdings, Inc.	(228)	(20,326)
		(105,018)
Cosmetics & Personal Care: (0.52)%
Essity AB (a)(b)	(122)	(4,125)
Fancl Corp. (b)	(500)	(16,238)
Kose Corp. (b)	(100)	(12,184)
L'Occitane International SA (b)	(11,500)	(20,032)
Pola Orbis Holdings, Inc. (b)	(1,100)	(20,683)
Shiseido Co. Ltd. (b)	(300)	(17,167)
		(90,429)
Distribution/Wholesale: (0.11)%
Copart, Inc. (a)	(189)	(19,875)

Diversified Financial Services: (0.88)%
Acom Co. Ltd. (b)	(5,200)	(22,434)
BlackRock, Inc.	(41)	(23,106)
CME Group, Inc.	(173)	(28,945)
Lazard Ltd. (b)	(352)	(11,634)
Nasdaq, Inc.	(33)	(4,049)
Tradeweb Markets, Inc.	(395)	(22,910)
Visa, Inc.	(104)	(20,797)
		(133,875)
Electric: (0.31)%
Duke Energy Corp.	(240)	(21,254)
PPL Corp.	(735)	(19,999)
Sempra Energy	(108)	(12,783)
		(54,036)
Electrical Components & Equipment: (0.11)%
Mabuchi Motor Co. Ltd. (b)	(500)	(19,319)

Electronics: (0.61)%
Agilent Technologies, Inc.	(212)	(21,399)
Amphenol Corp.	(189)	(20,463)
Flex Ltd. (a)(b)	(656)	(7,308)
Ibiden Co. Ltd. (b)	(600)	(20,196)
Kyocera Corp. (b)	(300)	(17,059)
SCREEN Holdings Co. Ltd. (b)	(400)	(21,125)
		(107,550)
Energy - Alternate Sources: (0.16)%
Siemens Gamesa Renewable Energy SA (b)	(150)	(4,061)
Vestas Wind Systems A/S (b)	(153)	(24,818)
		(28,879)
Engineering & Construction: (0.13)%
Acciona SA (b)	(172)	(18,714)
Ferrovial SA (b)	(168)	(4,087)
		(22,801)
Environmental Control: (0.08)%
Republic Services, Inc.	(148)	(13,816)

Food: (1.46)%
Campbell Soup Co.	(1,486)	(71,878)
General Mills, Inc.	(479)	(29,545)
Hormel Foods Corp.	(401)	(19,605)
Kotobuki Spirits Co. Ltd. (b)	(400)	(20,443)
Kroger Co.	(1,611)	(54,628)
Mowi (b)	(1,189)	(21,141)
Tesco PLC (b)	(7,007)	(19,213)
TreeHouse Foods, Inc. (a)	(501)	(20,306)
		(256,759)
Forest Products & Paper: (0.11)%
UPM-Kymmene Oyj (b)	(654)	(19,929)

Hand & Machine Tools: (0.02)%
DMG Mori Co. Ltd. (b)	(300)	(4,130)

Healthcare - Products: (1.24)%
Abbott Laboratories	(206)	(22,418)
Alcon, Inc. (a)(b)	(361)	(20,499)
Ambu (b)	(515)	(14,599)
Cooper Cos, Inc.	(22)	(7,417)
Danaher Corp.	(100)	(21,533)
GN Store Nord AS (b)	(286)	(21,655)
Pulse Biosciences, Inc. (a)	(12)	(141)
Thermo Fisher Scientific, Inc.	(50)	(22,076)
Siemens Healthineers AG (b)	(456)	(20,477)
Smith & Nephew PLC (b)	(1,175)	(22,993)
Straumann Holding AG (b)	(23)	(23,223)
Terumo Corp. (b)	(500)	(19,817)
		(216,848)
Healthcare - Services: (0.29)%
Eurofins Scientific SE (a)(b)	(12)	(9,503)
Lonza Group AG (b)	(38)	(23,459)
Orpea (a)(b)	(163)	(18,549)
		(51,511)
Home Builders: (0.93)%
Berkeley Group Holdings PLC (b)	(79)	(4,310)
D R Horton, Inc.	(778)	(58,840)
Lennar Corp.	(728)	(59,463)
Taylor Wimpey PLC (b)	(14,809)	(20,724)
Thor Industries, Inc.	(212)	(20,195)
		(163,532)
Home Furnishings: (0.28)%
Leggett & Platt, Inc.	(481)	(19,803)
Panasonic Corp. (b)	(500)	(4,214)
Rational AG (b)	(31)	(24,316)
		(48,333)
Household Products & Wares: (0.13)%
Newell Brands, Inc.	(1,355)	(23,252)

Insurance: (1.87)%
Allstate Corp.	(216)	(20,334)
American National Group, Inc.	(267)	(18,031)
Aon PLC (b)	(106)	(21,868)
Berkshire Hathaway, Inc. (a)	(98)	(20,868)
Brown & Brown, Inc.	(449)	(20,326)
Hiscox Ltd. (a)(b)	(2,084)	(24,024)
Japan Post Holdings Co. Ltd. (b)	(2,900)	(19,683)
Marsh & McLennan Cos, Inc.	(172)	(19,728)
MetLife, Inc.	(507)	(18,845)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	(71)	(18,031)
Phoenix Group Holdings PLC (b)	(2,613)	(23,204)
Progressive Corp.	(231)	(21,869)
Prudential PLC (b)	(1,491)	(21,336)
RSA Insurance Group PLC (b)	(3,512)	(20,470)
Swiss Re AG (b)	(266)	(19,719)
Zurich Insurance Group AG (b)	(55)	(19,150)
		(327,486)
Internet: (0.31)%
Delivery Hero SE (a)(b)	(187)	(21,513)
Kakaku.com, Inc. (b)	(700)	(18,365)
Uber Technologies, Inc. (a)	(408)	(14,884)
		(54,762)
Investment Companies: (0.13)%
Aker ASA (b)	(531)	(22,931)

Iron/Steel: (0.33)%
Nucor Corp.	(1,282)	(57,511)

Leisure Time: (0.50)%
Camping World Holdings, Inc.	(1,005)	(29,899)
Polaris Industries, Inc.	(308)	(29,057)
YETI Holdings, Inc. (a)	(635)	(28,778)
		(87,734)
Lodging: (0.55)%
Hilton Worldwide Holdings, Inc.	(585)	(49,912)
Marriott International, Inc. MD	(509)	(47,123)
		(97,035)
Machinery - Construction & Mining: (0.45)%
Caterpillar, Inc.	(391)	(58,318)
Metso Outotec Oyj (b)	(2,816)	(19,793)
		(78,111)
Machinery - Diversified: (0.29)%
FANUC Corp. (b)	(100)	(19,077)
Graco, Inc.	(184)	(11,288)
THK Co. Ltd. (b)	(800)	(19,942)
		(50,307)
Media: (0.63)%
Comcast Corp.	(478)	(22,112)
Discovery, Inc. (a)	(1,017)	(22,140)
Fox Corp.	(752)	(20,928)
ProSiebenSat.1 Media SE (a)(b)	(308)	(4,046)
RTL Group SA (a)(b)	(560)	(22,074)
ViacomCBS, Inc.	(690)	(19,327)
		(110,627)
Metal Fabricate & Hardware: (0.24)%
MISUMI Group, Inc. (b)	(800)	(22,263)
SKF AB (b)	(939)	(19,470)
		(41,733)
Mining: (0.28)%
Anglo American PLC (b)	(415)	(10,045)
Glencore PLC (a)(b)	(9,611)	(19,962)
MMG Ltd. (a)(b)	(76,000)	(18,926)
		(48,933)
Miscellaneous Manufacturing: (0.35)%
Amano Corp. (b)	(700)	(16,228)
General Electric Co.	(3,526)	(21,967)
Smiths Group PLC (b)	(1,271)	(22,551)
		(60,746)
Office & Business Equipment: (0.11)%
Xerox Holdings Corp.	(1,049)	(19,690)

Oil & Gas: (0.67)%
Eni SpA (b)	(628)	(4,924)
Exxon Mobil Corp.	(1,626)	(55,821)
Pioneer Natural Resources Co.	(660)	(56,753)
		(117,498)
Oil & Gas Services: (0.05)%
Halliburton Co.	(750)	(9,038)

Pharmaceuticals: (0.77)%
Amplifon SpA (a)(b)	(119)	(4,262)
Becton Dickinson and Co.	(88)	(20,476)
CVS Health Corp.	(343)	(20,031)
Johnson & Johnson	(138)	(20,545)
Mylan NV (a)(b)	(1,356)	(20,109)
Santen Pharmaceutical Co. Ltd. (b)	(1,100)	(22,414)
Teva Pharmaceutical Industries Ltd. - ADR (a)(b)	(2,260)	(20,363)
Zoetis, Inc.	(38)	(6,284)
		(134,484)
Pipelines: (0.06)%
Cheniere Energy, Inc. (a)	(230)	(10,642)

Private Equity: (0.12)%
3i Group PLC (b)	(1,653)	(21,257)

Real Estate: (0.61)%
Aeon Mall Co. Ltd. (b)	(1,500)	(20,993)
Aroundtown SA (a)(b)	(3,860)	(19,415)
Howard Hughes Corp. (a)	(327)	(18,835)
Jones Lang LaSalle, Inc.	(217)	(20,758)
Swire Properties Ltd. (b)	(5,000)	(13,161)
Wharf Holdings Ltd. (b)	(7,000)	(13,928)
		(107,090)
Retail: (1.48)%
AutoNation, Inc. (a)	(561)	(29,694)
Brinker International, Inc.	(1,280)	(54,682)
Costco Wholesale Corp.	(59)	(20,945)
Floor & Decor Holdings, Inc. (a)	(277)	(20,720)
HUGO BOSS AG (b)	(806)	(20,204)
Papa John's International, Inc.	(682)	(56,115)
Ryohin Keikaku Co. Ltd. (b)	(1,100)	(18,148)
Texas Roadhouse, Inc.	(461)	(28,024)
Walmart, Inc.	(81)	(11,333)
		(259,865)
Savings & Loans: (0.11)%
TFS Financial Corp.	(1,355)	(19,905)

Semiconductors: (1.63)%
Advanced Micro Devices, Inc. (a)	(703)	(57,639)
Applied Materials, Inc.	(971)	(57,726)
ASML Holding NV (b)	(11)	(4,059)
Infineon Technologies AG (b)	(215)	(6,079)
Inphi Corp. (a)	(512)	(57,472)
Lam Research Corp	(239)	(79,288)
NVIDIA Corp.	(43)	(23,272)
		(285,535)
Software: (1.66)%
Activision Blizzard, Inc.	(259)	(20,966)
Akamai Technologies, Inc. (a)	(178)	(19,676)
Alteryx, Inc. (a)	(257)	(29,182)
ANSYS, Inc. (a)	(61)	(19,961)
AVEVA Group PLC (b)	(375)	(23,159)
Fidelity National Information Services, Inc.	(144)	(21,198)
Konami Holdings Corp. (b)	(500)	(21,524)
Oracle Corp.	(972)	(58,028)
Pegasystems, Inc.	(166)	(20,093)
SAP SE (b)	(116)	(18,056)
Temenos AG (b)	(144)	(19,394)
Tyler Technologies, Inc. (a)	(57)	(19,868)
		(291,105)
Telecommunications: (1.01)%
BT Group PLC (b)	(15,152)	(19,235)
CenturyLink, Inc.	(7,903)	(79,741)
Echostar Corp. (a)	(717)	(17,846)
Eutelsat Communications SA (b)	(1,955)	(19,071)
Telia Co. AB (b)	(5,012)	(20,623)
Verizon Communications, Inc.	(352)	(20,940)
		(177,456)
Transportation: (1.01)%
Central Japan Railway Co. (b)	(100)	(14,308)
DSV PANALPINA A/S (b)	(27)	(4,411)
Keihan Holdings Co. Ltd. (b)	(300)	(12,402)
Keikyu Corp. (b)	(1,200)	(18,364)
Keio Corp. (b)	(200)	(12,326)
Keisei Electric Railway Co. Ltd. (b)	(700)	(19,706)
Kintetsu Group Holdings Co. Ltd. (b)	(400)	(17,010)
Nagoya Railroad Co. Ltd. (b)	(700)	(19,129)
Odakyu Electric Railway Co. Ltd. (b)	(700)	(17,549)
Seibu Holdings, Inc. (b)	(1,900)	(20,357)
United Parcel Service, Inc.	(131)	(21,829)
		(177,391)
Water: (0.14)%
Suez SA (b)	(1,342)	(24,868)
TOTAL COMMON STOCKS (Proceeds $5,370,950)		(5,420,970)

EXCHANGE TRADED FUNDS: (1.98)%
iShares Russell 2000	(1,159)	(173,607)
SPDR S&P500 Trust	(517)	(173,138)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $345,716)		(346,745)

REAL ESTATE INVESTMENT TRUSTS: (0.64)%
Digital Realty Trust, Inc.	(143)	(20,987)
Equinix, Inc.	(26)	(19,763)
Healthcare Trust of America, Inc.	(788)	(20,488)
Iron Mountain, Inc.	(734)	(19,664)
Segro PLC (b)	(721)	(8,675)
STORE Capital Corp.	(851)	(23,343)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $112,073)		(112,920)
TOTAL SECURITIES SOLD SHORT (Proceeds $5,828,739): (33.52)%		$(5,880,635)

Percentages are stated as a percent of net assets.

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

ADR American Depository Receipt
PLC Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Open Futures Contracts
September 30, 2020 (Unaudted)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
MSCI World Index	41	Dec-20	$2,895,010	$2,891,806	$3,204	$-
S&P 500 E-Mini Index	5	Dec-20	838,000	807,099	30,901	-
Total Purchase Contracts					34,105	-
Total Futures Contracts					$34,105	$-
Net Unrealized Appreciation					$34,105

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2020 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Options contracts are stated at fair value based on closing bid and ask option quotations or valued based on the daily price reported from the counterparty, and are generally categorized as Level 1 or Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the   relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end   funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Dynamic Equity Fund’s investments, securities sold short and other financial instruments as of September 30, 2020:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$13,311,384	$-	$-	$13,311,384
Preferred Stock	22,439			22,439
Publicly Traded Partnership	19,993	-	-	19,993
Real Estate Investment Trusts	554,466	-	-	554,466
Warrant	2,574			2,574
Short Term Investment	1,716,956	-	-	1,716,956
Total Investments	$15,627,812	$-	$-	$15,627,812

Securities Sold Short
Common Stocks	$(5,402,401)	$(18,569)	$-	$(5,420,970)
Exchange Traded Funds	(346,745)	-	-	(346,745)
Real Estate Investment Trusts	(112,920)	-	-	(112,920)
Total Securities Sold Short	$(5,862,066)	$(18,569)	$-	$(5,880,635)

Other Financial Instruments*
Futures Contracts
Long	$34,105	$-	$-	$34,105
Short	-	-	-	-
Total Futures Contracts	$34,105	$-	$-	$34,105

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

*The fair value of the Fund’s other financial instruments represent the net unrealized appreciation at September 30, 2020.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.